UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Grant Spence c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2011

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 96.6%
AFRICA — 1.1%
SOUTH AFRICA — 1.1%
Harmony Gold Mining Co., Ltd.	45,103	$612,464
TOTAL SOUTH AFRICA — (Cost $640,708)		612,464
TOTAL AFRICA — (Cost $640,708)		612,464
EUROPE — 60.9%
FRANCE — 10.2%
Air Liquide SA	5,013	691,145
BNP Paribas	13,830	903,495
Safran SA (a)	17,392	725,476
Sanofi-Aventis SA	19,031	1,484,594
Schneider Electric SA	6,795	987,601
Technip SA	8,582	941,631
TOTAL FRANCE — (Cost $5,132,150)		5,733,942
GERMANY — 8.7%
Adidas AG	11,680	869,191
Aixtron AG (a)	22,592	609,644
Daimler AG	16,160	1,176,340
Fresenius Medical Care AG & Co.	9,635	739,713
Siemens AG	11,860	1,523,181
TOTAL GERMANY — (Cost $4,164,799)		4,918,069
LUXEMBOURG — 2.2%
SES SA (a)	44,981	1,217,366
TOTAL LUXEMBOURG — (Cost $983,040)		1,217,366
NETHERLANDS — 5.1%
Gemalto NV (a)	17,704	845,461
Heineken NV (a)	18,255	1,082,799
ING Groep NV *	89,292	964,843
TOTAL NETHERLANDS — (Cost $1,981,446)		2,893,103
NORWAY — 1.5%
DnB NOR ASA	59,800	872,960
TOTAL NORWAY — (Cost $665,809)		872,960
RUSSIA — 1.5%
Gazprom OAO, ADR	58,851	862,756
X 5 Retail Group NV, GDR 144A *	200	8,255
TOTAL RUSSIA — (Cost $868,528)		871,011

See Notes to Schedule of Investments.

1

	Shares	US$ Value
COMMON STOCKS† — Continued
EUROPE — Continued
SWEDEN — 1.4%
Atlas Copco AB, A Shares	33,500	$793,917
TOTAL SWEDEN — (Cost $889,283)		793,917
SWITZERLAND — 9.3%
ABB, Ltd. *	46,304	1,116,638
Cie Financiere Richemont SA	12,949	839,904
Credit Suisse Group AG *	25,735	930,586
Novartis AG	23,347	1,438,701
Syngenta AG *	2,774	891,712
TOTAL SWITZERLAND — (Cost $4,795,563)		5,217,541
UNITED KINGDOM — 21.0%
Anglo American PLC	17,693	842,224
Barclays PLC	198,693	727,303
Compass Group PLC	118,809	1,120,385
GKN PLC	179,415	661,744
HSBC Holdings PLC	153,830	1,501,139
Johnson Matthey PLC	14,146	476,903
Pearson PLC	57,379	1,105,730
Persimmon PLC	91,524	693,772
Petrofac, Ltd.	43,484	999,990
Prudential PLC	84,912	961,714
Royal Dutch Shell, B Shares	46,222	1,699,135
Serco Group PLC	45,391	404,734
Tate & Lyle PLC	65,604	656,345
TOTAL UNITED KINGDOM — (Cost $10,940,828)		11,851,118
TOTAL EUROPE — (Cost $30,421,446)		34,369,027
JAPAN — 18.0%
Bank of Yokohama, Ltd.	135,000	662,856
Bridgestone Corp.	29,100	723,484
Dai-ichi Mutual Life Insurance Co.	509	721,334
INPEX Corp.	124	964,811
Kirin Holdings Co., Ltd. (a)	71,000	1,045,840
Mitsubishi UFJ Financial Group, Inc. (a)	190,100	967,970
Mitsui & Co., Ltd.	58,100	1,098,078
Mitsui Fudosan Co., Ltd.	41,000	782,347
NTT DoCoMo, Inc.	564	1,036,644
Sekisui House Ltd. (a)	75,000	716,049
Sony Corp.	28,200	713,196
Suzuki Motor Corp.	30,800	716,540
TOTAL JAPAN — (Cost $9,708,270)		10,149,149

See Notes to Schedule of Investments.

2

	Shares	US$ Value
COMMON STOCKS† — Continued
LATIN AMERICA — 1.7%
BRAZIL — 1.7%
TIM Participacoes SA, ADR (a)	19,600	$980,784
TOTAL BRAZIL — (Cost $730,573)		980,784
TOTAL LATIN AMERICA — (Cost $730,573)		980,784
MIDDLE EAST — 1.1%
ISRAEL — 1.1%
Check Point Software Technologies Ltd. * (a)	11,000	634,150
TOTAL ISRAEL — (Cost $605,573)		634,150
TOTAL MIDDLE EAST — (Cost $605,573)		634,150
PACIFIC BASIN — 13.8%
AUSTRALIA — 2.5%
Incitec Pivot Ltd.	149,320	647,970
Newcrest Mining Ltd.	17,695	768,841
TOTAL AUSTRALIA — (Cost $969,986)		1,416,811
CHINA — 0.9%
Mindray Medical International Ltd., ADR (a)	19,000	514,520
TOTAL CHINA — (Cost $646,638)		514,520
HONG KONG — 5.7%
AIA Group Ltd. *	250,600	921,211
China Merchants Holdings International Co., Ltd. (a)	196,000	697,867
Henderson Land Development Co., Ltd. (a)	113,000	714,791
SJM Holdings Ltd.	348,000	876,949
TOTAL HONG KONG — (Cost $2,702,349)		3,210,818
SINGAPORE — 1.8%
Oversea-Chinese Banking Corp., Ltd.	121,000	999,875
TOTAL SINGAPORE — (Cost $941,934)		999,875
SOUTH KOREA — 1.4%
Samsung Electronics Co., Ltd., GDR 144A	1,966	782,665
TOTAL SOUTH KOREA — (Cost $805,184)		782,665
THAILAND — 1.5%
Bangkok Bank Public Co., Ltd.	142,500	843,294
TOTAL THAILAND — (Cost $610,836)		843,294
TOTAL PACIFIC BASIN — (Cost $6,676,927)		7,767,983
TOTAL COMMON STOCKS — (Cost $48,783,497)		54,513,557

See Notes to Schedule of Investments.

3

	Shares	US$ Value
PREFERRED STOCKS — 1.4%
EUROPE — 1.4%
Henkel AG & Co. KGaA	11,809	$797,851
TOTAL EUROPE — (Cost $757,072)		797,851
TOTAL PREFERRED STOCKS — (Cost $757,072)		797,851
COLLATERAL FOR SECURITIES ON LOAN — 7.4%
State Street Navigator Securities Lending Prime Portfolio	4,163,655	4,163,655
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $4,163,655)		4,163,655

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/01/2011 (b)	$727,000	727,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $727,000)		727,000
TOTAL INVESTMENTS — (Cost $54,431,224) — 106.7%		60,202,063
OTHER ASSETS LESS LIABILITIES — (6.7)%		(3,792,771)
NET ASSETS — 100.0%		$56,409,292

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 1.3%, Apparel & Textiles 3.1%, Auto Parts 2.5%, Automobiles 3.4%, Banks 13.5%, Building And Construction 1.3%, Computer Services 1.5%, Diversified 3.4%, Drugs & Health Care 3.9%, Electrical Equipment 2.0%, Electronics 4.5%, Fertilizers 4.9%, Food & Beverages 7.1%, Homebuilders 1.3%, Hotels & Restaurants 1.6%, Household Products 1.4%, Insurance 4.7%, Manufacturing 2.8%, Medical Products 3.6%, Mining 5.5%, Miscellaneous 2.7%, Multimedia 2.2%, Oil & Gas 6.8%, Oil Integrated 3.1%, Publishing 2.0%, Real Estate 2.7%, Semi-conductor Manufacturing Equip 1.1%, Software 1.1%, Telecommunications Services 3.7%, and Transportation 1.3%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of July 31, 2011, the market value of the securities loaned was $6,922,388.
(b)

Repurchase agreement, dated 7/29/2011, due 08/01/2011 with repurchase proceeds of $727,001 is collateralized by Federal Home Loan Mortgage Corporation, 5.125% due 07/15/2012 with a market value of $743,725.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

4

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 85.9%
AFRICA — 5.0%
SOUTH AFRICA — 5.0%
Aspen Pharmacare Holdings Ltd.*	121,750	$1,517,730
MTN Group Ltd. (a)	75,082	1,627,919
TOTAL SOUTH AFRICA — (Cost $1,844,334)		3,145,649
TOTAL AFRICA — (Cost $1,844,334)		3,145,649
EUROPE — 12.5%
RUSSIA — 10.5%
Gazprom OAO, ADR (London Intl.)	141,574	2,037,250
Gazprom OAO, ADR (OTC U.S.) (a)	5,810	85,175
JSC MMC Norilsk Nickel, ADR (a)	60,299	1,612,395
LUKOIL, ADR	16,014	1,075,340
Mechel, ADR	39,700	987,736
Pharmstandard OJSC-S, GDR, 144A * (a)	37,200	863,040
TOTAL RUSSIA — (Cost $5,762,582)		6,660,936
TURKEY — 2.0%
Turkiye Garanti Bankasi AS	288,406	1,273,572
TOTAL TURKEY — (Cost $1,126,983)		1,273,572
TOTAL EUROPE — (Cost $6,889,565)		7,934,508
LATIN AMERICA — 17.7%
BRAZIL — 8.2%
Banco do Brasil SA	70,300	1,191,725
Cia Hering	35,000	750,169
Cosan SA Industria Comercio	60,400	926,924
Localiza Rent a Car SA	78,800	1,277,385
PDG Realty SA Empreendimentos e Participacoes	200,100	1,058,013
TOTAL BRAZIL — (Cost $4,096,104)		5,204,216
MEXICO — 7.0%
America Movil SAB de CV	1,274,300	1,643,726
Grupo Financiero Banorte SAB de CV, Series O	276,000	1,208,660
Mexichem SAB de CV	364,600	1,582,678
TOTAL MEXICO — (Cost $4,029,215)		4,435,064
PERU — 2.5%
Credicorp Ltd. (a)	16,100	1,572,970
TOTAL PERU — (Cost $1,563,400)		1,572,970
TOTAL LATIN AMERICA — (Cost $9,688,719)		11,212,250
OTHER AREAS — 6.4%
INDIA — 6.4%
Infosys Technologies Ltd.	19,038	1,191,652

See Notes to Schedule of Investments.

	Shares	US$ Value
COMMON STOCKS† — Continued
OTHER AREAS — Continued
INDIA — Continued
Infrastructure Development Finance Co., Ltd.	385,245	$1,100,202
Maruti Suzuki India Ltd.	30,713	839,030
Tata Steel Ltd.	72,658	925,941
TOTAL INDIA — (Cost $4,500,658)		4,056,825
TOTAL OTHER AREAS — (Cost $4,500,658)		4,056,825
PACIFIC BASIN — 44.3%
CHINA — 11.2%
China Taiping Insurance Holdings Co., Ltd. * (a)	570,600	1,313,432
CNOOC Ltd.	1,032,000	2,301,352
Dongfang Electric Corp. Ltd., H Shares	264,800	959,820
Industrial and Commercial Bank of China Ltd., H Shares	1,480,310	1,128,217
Lenovo Group Ltd.	2,214,000	1,403,325
TOTAL CHINA — (Cost $6,095,667)		7,106,146
HONG KONG — 1.1%
SJM Holdings Ltd.	265,000	667,792
TOTAL HONG KONG — (Cost $214,296)		667,792
INDONESIA — 2.2%
Bank Mandiri Tbk PT	1,515,500	1,399,197
TOTAL INDONESIA — (Cost $987,747)		1,399,197
MALAYSIA — 4.7%
Axiata Group Berhad	1,033,022	1,775,071
CIMB Group Holdings Berhad	440,786	1,228,201
TOTAL MALAYSIA — (Cost $1,703,315)		3,003,272
SOUTH KOREA — 14.7%
Hyundai Mobis	5,223	1,882,519
Industrial Bank Of Korea	74,110	1,275,820
Korean Reinsurance Co.	87,270	1,092,634
LG Display Co., Ltd.	26,190	674,437
Samsung Electronics Co., Ltd.	4,342	3,475,906
Samsung Engineering Co., Ltd.	3,761	927,497
TOTAL SOUTH KOREA — (Cost $6,606,875)		9,328,813
TAIWAN — 5.7%
Chinatrust Financial Holding Co., Ltd.	892,696	804,914
Taiwan Semiconductor Manufacturing Co., Ltd.	668,822	1,669,996
Wistron Corp.	686,000	1,153,821
TOTAL TAIWAN — (Cost $2,726,424)		3,628,731
THAILAND — 4.7%
CP ALL PCL	1,068,600	1,773,536

See Notes to Schedule of Investments.

	Shares	US$ Value
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
THAILAND — Continued
Kasikornbank PCL	255,000	$1,205,532
TOTAL THAILAND — (Cost $2,168,901)		2,979,068
TOTAL PACIFIC BASIN — (Cost $20,503,225)		28,113,019
TOTAL COMMON STOCKS — (Cost $43,426,501)		54,462,251
PREFERRED STOCKS — 13.9%
LATIN AMERICA — 13.9%
BRAZIL — 13.9%
AES Tiete SA (shown in units of 1,000)	66,612	1,039,437
Itau Unibanco Holding SA	65,893	1,335,832
Petroleo Brasileiro SA	157,900	2,392,656
TIM Participacoes SA	288,437	1,422,796
Vale SA, Class A	88,877	2,613,844
TOTAL BRAZIL — (Cost $6,547,103)		8,804,565
TOTAL LATIN AMERICA — (Cost $6,547,103)		8,804,565
TOTAL PREFERRED STOCKS — (Cost $6,547,103)		8,804,565
COLLATERAL FOR SECURITIES ON LOAN — 4.2%
State Street Navigator Securities Lending Prime Portfolio	2,685,248	2,685,248
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $2,685,248)		2,685,248

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/01/2011 (b)	$469,000	469,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $469,000)		469,000
TOTAL INVESTMENTS — (Cost $53,127,852) — 104.7%		66,421,064
OTHER ASSETS LESS LIABILITIES — (4.7)%		(2,970,777)
NET ASSETS — 100.0%		$63,450,287

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 1.2%, Auto Parts 3.0%, Automobiles 3.3%, Banks 21.9%, Building Construction 2.5%, Computers 4.0%, Construction 1.5%, Drugs & Health Care 3.8%, Electric Utilities 1.6%, Electronics 8.1%, Finance & Banking 1.7%, Financial Services 1.9%, Food & Beverages 4.3%, Gas & Pipeline Utilities 3.2%, Hotels & Restaurants 1.1%, Insurance 3.8%, Metals 5.7%, Mining 4.0%, Oil & Gas 7.5%, Oil Integrated 1.7%, Real Estate 1.7%, Semi-conductor Manufacturing Equipment 2.6%, Software 1.9%, Telecommunications Equipment 2.8%, and Telecommunications Services 5.2%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of July 31, 2011, the market value of the securities loaned was $4,211,105.

See Notes to Schedule of Investments.

(b)

Repurchase agreement, dated 7/29/2011, due 08/01/2011 with repurchase proceeds of $469,000 is collateralized by Federal Home Loan Mortgage Corporation, 5.125% due 07/15/2012 with a market value of $481,850.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

MARTIN CURRIE BUSINESS TRUST

NOTES TO SCHEDULE OF INVESTMENTS

1. Additional Information Regarding Valuation and Investments

Foreign Investments - The Funds will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

Valuation of Investments - Equity securities listed on an established securities exchange normally are valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over the counter securities not so listed, are valued at the mean between the last bid and asked price, except that short-term securities and debt obligations with sixty (60) days or less remaining until maturity may be valued at their amortized cost. Other securities for which current market quotations are not readily available (including certain restricted securities, if any) and all other assets are taken at fair value as determined in good faith by or in accordance with valuation procedures approved by the Trustees of the Trust (the “Trustees”), although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of any Fund’s portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith in accordance with valuation procedures approved by the Trustees, which may include the use of a third party valuation service. During the period covered by this report, certain foreign securities held by the Funds were subject to fair value pricing adjustments made at the direction of third-party pricing vendors approved by the Board. Fair value pricing involves subjective judgments, and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities, which generally represent a transfer from a Level 1 to a Level 2 security (as such classifications are described in more detail below), will be classified as a Level 2 security. If fair value pricing adjustments are not made, these securities will be classified as level 1. As of July 31, 2011, the Fund held no securities that had been fair valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures other than those valued by the third-party pricing service.

Fair Value Measurement - The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

•  Level 1 - Valuations based on quoted prices for identical securities in active markets.

•  Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used as of July 31, 2011 in valuing each Fund’s investments carried at value:

Fund	Level 1	Level 2	Level 3	Total
MCBT Opportunistic EAFE Fund
Common Stocks	$54,513,557	$—	$—	$54,513,557
Preferred Stocks	797,851	—	—	797,851
Short-Term Investments	—	727,000	—	727,000
Collateral for Securities on Loan	—	4,163,655	—	4,163,655
Total Investments	$55,311,408	$4,890,655	$—	$60,202,063
MCBT Global Emerging Markets Fund
Common Stocks	$54,462,251	$—	$—	$54,462,251
Preferred Stocks	8,804,565	—	—	8,804,565
Short-Term Investments	—	469,000	—	469,000
Collateral for Securities on Loan	—	2,685,248	—	2,685,248
Total Investments	$63,266,816	$3,154,248	$—	$66,421,064

Effective July 31, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 of the fair value hierarchy. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended July 31, 2011.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date:	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Date:	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)                         Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)                      Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.